Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Exposure	£ 205,966	£ 202,929
Accumulated impairment
Disclosure of credit risk exposure [line items]
Exposure	(730)	(785)
Financial assets	813	870
Mortgages
Disclosure of credit risk exposure [line items]
Exposure	169,002	167,228
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	138	173
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	155	150
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	134	136
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Upside
Disclosure of credit risk exposure [line items]
Exposure	£ 300,065	£ 290,484
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 731	£ 742
Upside | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 203,024	£ 198,747
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 358	£ 381
Upside | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 182,073	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	7.00%	9.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Upside | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 88	£ 113
Upside | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,649	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,302	£ 7,064
Proportion of assets in Stage 2	7.00%	5.00%
Proportion of assets in Stage 3	1.00%	2.00%
Upside | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 146	£ 142
Upside | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	124	126
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,979	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 62	£ 67
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,361	£ 26,307
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	3.00%	2.00%
Upside | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 311	£ 294
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,701	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Base case
Disclosure of credit risk exposure [line items]
Exposure	£ 300,065	£ 290,484
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 762	£ 775
Base case | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 203,024	£ 198,747
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 382	£ 404
Base case | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 182,073	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	8.00%	9.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Base case | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 101	£ 129
Base case | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,649	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,302	£ 7,064
Proportion of assets in Stage 2	7.00%	5.00%
Proportion of assets in Stage 3	1.00%	2.00%
Base case | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 153	£ 148
Base case | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	128	127
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,979	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 62	£ 68
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,361	£ 26,307
Proportion of assets in Stage 2	6.00%	7.00%
Proportion of assets in Stage 3	3.00%	2.00%
Base case | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 318	£ 303
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,701	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	£ 300,065	£ 290,484
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 900	£ 922
Downside 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 203,024	£ 198,747
Proportion of assets in Stage 2	9.00%	9.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 484	£ 518
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 182,073	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	9.00%	10.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 178	£ 219
Downside 1 | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,649	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,302	£ 7,064
Proportion of assets in Stage 2	9.00%	7.00%
Proportion of assets in Stage 3	1.00%	2.00%
Downside 1 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 159	£ 154
Downside 1 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	147	145
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,979	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 64	£ 69
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,361	£ 26,307
Proportion of assets in Stage 2	8.00%	9.00%
Proportion of assets in Stage 3	3.00%	2.00%
Downside 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 352	£ 335
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,701	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	£ 300,065	£ 290,484
Proportion of assets in Stage 2	9.00%	13.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,120	£ 1,525
Downside 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 203,024	£ 198,747
Proportion of assets in Stage 2	11.00%	15.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 690	£ 1,052
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 182,073	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	11.00%	16.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 367	£ 706
Downside 2 | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,649	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,302	£ 7,064
Proportion of assets in Stage 2	11.00%	10.00%
Proportion of assets in Stage 3	1.00%	2.00%
Downside 2 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 159	£ 159
Downside 2 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	164	187
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,979	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 64	£ 70
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,361	£ 26,307
Proportion of assets in Stage 2	10.00%	15.00%
Proportion of assets in Stage 3	3.00%	2.00%
Downside 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 366	£ 403
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,701	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Weighted
Disclosure of credit risk exposure [line items]
Exposure	£ 300,065	£ 290,484
Proportion of assets in Stage 2	6.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 813	£ 870
Weighted | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 203,024	£ 198,747
Proportion of assets in Stage 2	8.00%	9.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 427	£ 459
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 182,073	£ 178,041
Proportion of assets in Stage 2 - of which: mortgages	8.00%	9.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Weighted | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 138	£ 173
Weighted | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 14,649	£ 13,642
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6,302	£ 7,064
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	2.00%
Weighted | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 155	£ 150
Weighted | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	134	136
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,979	£ 4,759
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 63	£ 69
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,361	£ 26,307
Proportion of assets in Stage 2	5.00%	8.00%
Proportion of assets in Stage 3	2.00%	2.00%
Weighted | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 323	£ 342
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,701	£ 60,671
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0